SUBSEQUENT EVENTS (Details Narrative) - USD ($)				12 Months Ended
	Jan. 02, 2024	Dec. 29, 2023	Nov. 10, 2023	Oct. 31, 2023	Oct. 31, 2022	Dec. 28, 2023	Nov. 11, 2023
Subsequent Event [Line Items]
Proceeds from notes payable					$ 4,820,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants exercise price		$ 0.50				$ 1.20
Subsequent Event [Member] | AR Agreement [Member]
Subsequent Event [Line Items]
Percentage of production share			20.00%
Percentage of interest			20.00%
Payments to acquire loans and leases			$ 2,000,000
Subsequent Event [Member] | Amended AR Agreement [Member]
Subsequent Event [Line Items]
Percentage of interest		2.00%
Amount agreed to fund		$ 200,000
Total purchase price of lease		$ 2,000,000
Subsequent Event [Member] | Amended AR Agreement [Member] | Heavy Sweet Oil LLC [Member]
Subsequent Event [Line Items]
Percentage of interest		2.00%
Payments to acquire loans and leases		$ 200,000
Subsequent Event [Member] | Amendment To October 2023 SPA [Member]
Subsequent Event [Line Items]
Principal amount		$ 550,000
Subsequent Event [Member] | Amendment To Second Tranche Financing [Member]
Subsequent Event [Line Items]
Warrants exercise price	$ 0.50
Principal amount	$ 550,000
Proceeds from notes payable	$ 511,500
Conversion price	$ 0.50
Subsequent Event [Member] | Common Warrant [Member]
Subsequent Event [Line Items]
Common stock issuable							1,733,404
Subsequent Event [Member] | Placement Agent Warrant [Member]
Subsequent Event [Line Items]
Common stock issuable							83,333
Subsequent Event [Member] | Warrant [Member] | Amendment To Second Tranche Financing [Member]
Subsequent Event [Line Items]
Purchase of warrant	445,561
Senior Secured Convertible Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock issuable							11,428,572